Segmented financial information - Financial information by reportable business segment (Details) - USD ($)		12 Months Ended
	Jul. 14, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Revenue from contract with customers		$ 45,843,929	$ 31,046,812	$ 31,749,693
Gross profit		21,925,703	14,922,959	16,150,256
Selling and administrative expenses		24,526,303	19,119,713	11,034,902
Stock-based compensation (note 12)		2,779,312	8,495,189	725,316
Research and development expenses		734,115	1,092,108	1,074,178
Depreciation and amortization		6,088,203	4,641,601	5,259,243
Foreign exchange loss (gain) (note 22)		(452,068)	22,130	(132,306)
Interest, accretion and other financing costs		2,283,812	2,298,206	6,151,466
Other income		(1,291)	(12,003)	(10,373)
Gain (Loss) on revaluation of conversion feature liability				1,308,440
(Loss) gain on contingent consideration (note 4)		80,071	(332,569)	(946,503)
Gain on revaluation of options		(1,511,399)	(1,028,055)
Gain on revaluation of RSUs		(550,260)	(242,595)
Gain on revaluation of the derivative warrant liability		(4,255,017)	(1,368,180)
Loss on extinguishment of debt (note 9)	$ 747,865	747,865
Impairment of intangibles				2,258,369
Loss on repayment of long-term debt				1,497,804
Restructuring costs		323,075	432,702
Business acquisition costs		433,372	539,734	19,058
Impairment of property and equipment (note 7)		15,246
Current income tax (recovery) expense (note 21)		(105,256)	(875)	106,986
Deferred income tax (recovery) expense (note 21)		(504,365)	944,602	(1,051,018)
Segment income (loss)		(8,706,015)	(19,678,749)	(11,145,306)
Consolidated balance sheet
Total segment assets		35,544,882	48,016,005
Total segment current liabilities		17,172,637	10,592,290
Technology and related revenue
Profit or loss [abstract]
Revenue from contract with customers		4,031,450	4,370,074	3,201,837
Gross profit		2,818,137	3,249,849	2,169,414
Selling and administrative expenses		2,156,808	7,467,520	6,012,270
Stock-based compensation (note 12)		244,409	1,195,762
Research and development expenses		64,557	1,092,108	1,074,178
Depreciation and amortization		312,219	1,902,822	2,429,329
Foreign exchange loss (gain) (note 22)			110,098	(65,303)
Interest, accretion and other financing costs			24,543	26,746
Other income			(21,372)	(25)
Gain on revaluation of options			(144,707)
Gain on revaluation of RSUs			(34,147)
Gain on revaluation of the derivative warrant liability			(192,582)
Restructuring costs			312,794
Deferred income tax (recovery) expense (note 21)		(33,063)		61,879
Segment income (loss)		73,207	(8,462,990)	(7,369,660)
Technology services
Profit or loss [abstract]
Revenue from contract with customers		41,812,479	26,676,738	28,547,856
Gross profit		19,107,566	11,673,110	13,980,842
Selling and administrative expenses		19,796,235	6,799,249	4,606,557
Stock-based compensation (note 12)		2,534,903	7,299,427
Research and development expenses		669,558
Depreciation and amortization		5,729,361	2,738,779	2,829,914
Foreign exchange loss (gain) (note 22)			(87,968)	(67,003)
Interest, accretion and other financing costs			10,169
Other income			9,369	(10,348)
(Loss) gain on contingent consideration (note 4)		80,071	(332,569)	(946,503)
Gain on revaluation of options			(883,348)
Gain on revaluation of RSUs			(208,448)
Gain on revaluation of the derivative warrant liability			(1,175,598)
Impairment of intangibles				2,258,369
Restructuring costs			119,908
Impairment of property and equipment (note 7)		15,246
Current income tax (recovery) expense (note 21)		(105,256)	(875)	106,986
Deferred income tax (recovery) expense (note 21)		(471,302)	944,602	(1,112,897)
Segment income (loss)		(9,141,250)	(3,559,587)	6,315,767
Corporate
Profit or loss [abstract]
Selling and administrative expenses		2,573,260	4,852,944	416,075
Stock-based compensation (note 12)				725,316
Depreciation and amortization		46,623
Foreign exchange loss (gain) (note 22)		(452,068)
Interest, accretion and other financing costs		2,283,812	2,263,494	6,124,720
Other income		(1,291)
Gain (Loss) on revaluation of conversion feature liability				1,308,440
Gain on revaluation of options		(1,511,399)
Gain on revaluation of RSUs		(550,260)
Gain on revaluation of the derivative warrant liability		(4,255,017)
Loss on extinguishment of debt (note 9)		747,865
Loss on repayment of long-term debt				1,497,804
Restructuring costs		323,075
Business acquisition costs		433,372	539,734	19,058
Segment income (loss)		$ 362,028	$ (7,656,172)	$ (10,091,413)